Intangible assets (Details) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Other intangible assets	₨ 601	₨ 696	₨ 641
Intangible assets and goodwill	₨ 601	₨ 696